5. GROUP STRUCTURE (Details 9) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [line items]
Interests in associates	$ 2,275	$ 1,474
Interests in joint ventures	15,333	11,875
Interests in associates and joint ventures	15,333	11,875	$ 9,608	$ 2,136
CIESA
Disclosure of joint ventures [line items]
Interests in joint ventures	9,755	7,606
Citelec
Disclosure of joint ventures [line items]
Interests in joint ventures	3,303	2,534
Greenwind
Disclosure of joint ventures [line items]
Interests in joint ventures	0	261
Refinor
Disclosure of joint ventures [line items]
Interests in associates	960	1,094
Oldelval
Disclosure of joint ventures [line items]
Interests in associates	0	379
OCP
Disclosure of joint ventures [line items]
Interests in associates	1,305	0
Other
Disclosure of joint ventures [line items]
Interests in associates	$ 10	$ 1